CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions	USD ($)
Common shares, beginning of period at Dec. 31, 2021	$ 3,155.4
Statement of changes in equity [abstract]
Issuance of common shares under First Nations agreements	0.5
Issuance of flow through shares	0.0
Exercise of options and vested performance share units	1.2
Common shares, end of period at Dec. 31, 2022	3,157.1
Contributed surplus, beginning of period at Dec. 31, 2021	107.5
Statement of changes in equity [abstract]
Exercise of options and vested performance share units	(1.1)
Equity settled share-based payments	1.4
Contributed surplus, ending of period at Dec. 31, 2022	107.8
Other reserves, beginning of period at Dec. 31, 2021	(93.0)
Statement of changes in equity [abstract]
(Loss) gain on revaluation of non-current derivative financial liabilities	68.4
Other reserves, ending of period at Dec. 31, 2022	(24.6)
Deficit, beginning of period at Dec. 31, 2021	(2,214.0)
Statement of changes in equity [abstract]
Net loss	(66.8)
Deficit, ending of period at Dec. 31, 2022	(2,280.8)
Statement of changes in equity [abstract]
Total equity	959.5
Issuance of common shares under First Nations agreements	0.1
Issuance of flow through shares	2.3
Exercise of options and vested performance share units	4.0
Common shares, end of period at Dec. 31, 2023	3,163.5
Statement of changes in equity [abstract]
Exercise of options and vested performance share units	(1.7)
Equity settled share-based payments	0.8
Contributed surplus, ending of period at Dec. 31, 2023	106.9
Statement of changes in equity [abstract]
(Loss) gain on revaluation of non-current derivative financial liabilities	(111.3)
Other reserves, ending of period at Dec. 31, 2023	(135.9)
Statement of changes in equity [abstract]
Net loss	(64.5)
Deficit, ending of period at Dec. 31, 2023	(2,345.3)
Statement of changes in equity [abstract]
Total equity	$ 789.2